COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Off-balance Sheet Risks [Abstract]
Notification costs and other estimated expenses		$ 100
Payment for litigation settlement	$ 2,200
Litigation settlement expense		$ 2,300	$ 0	$ 0	$ 2,300
Receivables balance decline			800
Loss reimbursement on sold loans			10	170	$ 30
Loss reimbursment reseve on sold mortgage loans			800	700
TCSB Bancorp, Inc. [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Loss reimbursment reseve on sold mortgage loans			110
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts			505,421	439,663
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts			$ 4,998	$ 4,596
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Variable interest rate			3.75%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks [Abstract]
Variable interest rate			8.50%